Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Context Alternative Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Context Alternative Strategies Fund (the "Fund") seeks capital appreciation with an emphasis on absolute returns and low correlation to the broader U.S. equity and bond markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Portfolio turnover rate for the Fund's last fiscal year is not provided because the Fund has not commenced operations as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	(1)"Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its objective by utilizing various investment strategies and allocating its assets among multiple subadvisers (each, a "Subadviser") who employ certain investment strategies in pursuit of attractive returns consistent with capital appreciation. These investment strategies allow the Adviser and the Subadvisers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Adviser selects and oversees the Subadvisers who each manage separate segments of the Fund's portfolio using distinct investment styles. The Adviser may select Subadvisers with overlapping strategies to pursue the Fund's investment objective.

The Adviser will select and determine the percentage of Fund assets to allocate to each Subadviser. The Adviser, however, retains discretion to invest the Fund's assets in securities and other instruments directly and among investment funds.

Each Subadviser has discretion to invest the portion of the Fund's assets it has been allocated as it deems appropriate, based on the Subadviser's investment style and process. The Subadvisers may not utilize all of the strategies all of the time due to the opportunistic and flexible nature of their investment approach and philosophy. The performance of these strategies may not correlate to the performance of traditional markets because of the strategies' focus on limiting downside investment risk. Although each Subadviser is subject to the general oversight of the Adviser, the Adviser does not manage the day-to-day investments of the Subadvisers. The Subadvisers will employ a variety of strategies in managing the Fund's investment portfolio, including the following:

Long/Short Equity Investing, Market Neutral Equity Investing: taking long and short positions in equity securities of issuers with varying market capitalizations, including common stocks and preferred stocks of U.S. and foreign issuers with the goal of minimizing exposure to general market risk.

Fixed-Income, Long/Short Credit: taking long and short positions in fixed-income securities, with the goal of minimizing exposure to general market risk. These fixed-income securities are not limited as to maturity or credit quality.

Convertible Arbitrage Investing: investing in interest-bearing convertible debentures and high yielding, convertible preferred stocks. These long convertible positions are hedged against market and issuer risk by selling short a percentage of the underlying common stock and/or by writing equity call options. The Fund may write covered equity call options.

Event Driven Investing: investing in equity or fixed-income securities to take advantage of the impact of corporate events, such as bankruptcies, mergers, reorganizations, spin-offs, restructurings and material litigation, on the market value of company securities before and after such events occur.

Long Investing: focuses on the purchase of equities and fixed-income securities of U.S. issuers and foreign issuers based on the Subadviser's ability to capitalize on a rising market through appreciation. In making sell decisions, the Subadviser considers, among other factors, whether a security's price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the Subadviser's opinion, there has been a loss of a long-term competitive advantage.

Opportunistic and Global Macro Investing: long and short investing in equity, fixed-income and currency markets globally with the objective of generating a return from market trends across various U.S. and foreign markets, sectors and industries.

Distressed Securities Investing ("junk bonds"): investing in securities of companies or government entities that are currently undervalued, out-of-favor, have low credit ratings, are engaged in bankruptcy or reorganization proceedings or are affected by other adverse factors.

Managed Futures Related Investing: investing in a portfolio of financial futures contracts and futures-related instruments, such as equity index futures, currency forwards and fixed-income futures.

To implement the various strategies, the Fund may invest in a wide variety of securities and financial instruments, markets, and asset classes available in both U.S. and non-U.S. markets, including emerging markets. These securities and financial instruments may include, but are not limited to, equity securities, fixed-income securities of any credit quality and maturity, and derivatives based on a variety of underlying assets, including options, futures, forward contracts and swap agreements, as described in greater detail below and in the Statement of Additional Information.

The Fund may take both long and short positions in equity securities of companies with market capitalizations of any size, including common and preferred stock of U.S. and foreign companies (including issuers located in emerging markets), convertible securities, depositary receipts, equity swaps and derivative instruments that are linked to equity securities. In addition to direct investments in equity securities and equity-linked instruments, the Fund may invest in shares of other investment companies and exchange-traded funds ("ETFs") that invest in equity securities and equity-linked instruments. The Fund may invest in fixed-income securities of U.S. and foreign issuers (including issuers located in emerging markets), and derivative securities that are linked to fixed-income securities. "Fixed-income securities" include corporate bonds, fixed-income securities and other fixed-income instruments issued by various U.S. and non-U.S. governments (including their agencies or instrumentalities) and private-sector entities, exchange-traded notes ("ETNs"), distressed debt securities, bank loan participations, and mortgage-backed and asset-backed securities. These investments may include securities of varying maturities, durations and ratings, including securities that have been rated below investment grade by a nationally recognized statistical ratings organization ("NRSRO"), commonly referred to as "junk bonds" or "high yield bonds." Fixed-income securities may also be secured or unsecured, or have various rankings (such as senior or subordinate) to other fixed-income securities of the same issuer. In addition to direct investments in fixed-income securities and other instruments that are linked to fixed-income securities, the Fund may invest in shares of other investment companies that invest in fixed-income securities and other instruments that are linked to fixed-income securities, including shares of ETFs.

The Fund may invest in securities denominated in U.S. dollars or foreign currencies (including that of issuers located in emerging markets). In addition, the Fund may purchase and sell foreign currency, enter into spot or forward currency contracts, and may invest in currency futures contracts, options on foreign currencies and foreign currency futures.

The Fund's investments in derivative securities, specifically futures contracts, options, options on futures contracts, swap agreements, credit default swaps and currency-linked derivatives may be used as a substitute for making direct investments in the underlying instruments, to reduce exposure or to "hedge" against market volatilities and other risks. There is no limit on the amount of exposure the Fund may have to any specific asset class, market sector, or instrument.

The Fund may use a derivative investment rather than investing directly in an underlying asset class as a low-cost, effective means to gain exposure to the asset class. Derivatives and short sale transactions involve the use of leverage. Accordingly, the Fund will maintain long positions in securities available for collateral, consisting of cash, cash equivalents and other liquid securities, to comply with applicable legal requirements. The Fund will sell an investment during portfolio rebalancing periods when the Fund's holdings in that investment are larger than the allocation suggested by a Subadviser's investment models or when a more attractive investment becomes available.

The Fund actively trades portfolio investments, which may lead to higher transaction costs.

The Adviser manages Fund assets not allocated to the Subadvisers. The Adviser expects to allocate at least 65% of the Fund's assets to the Subadvisers but may manage up to 35% of the Fund's assets directly. The Adviser may invest up to 15% of the Fund's assets in unaffiliated hedge funds, funds traded publicly on foreign exchanges, and funds that are Undertakings for Collective Investment in Transferable Securities ("UCITS funds") (collectively, the "Investment Funds"). A portion of the Investment Funds (no more than 15% of the Fund's assets, taken together with any other illiquid assets held by the Fund) is expected to be "illiquid" (i.e., holdings that the Fund would not be able to sell or dispose of in the ordinary course of business within seven calendar days). The Investment Funds in which the Fund invests are not subject to the investment policies of the Fund and may have different or contrary investment policies.

In addition, the Adviser may obtain for the Fund synthetic exposure to investment strategies through the use of one or more total return swaps.

The Fund may purchase securities in private placements. The Fund may have significant investment leverage as a result of its use of derivatives or its investments in Investment Funds. See "Leverage Risk" below.

The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

         Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs that may affect the Fund's performance. In addition, active trading of portfolio investments may lead to higher taxes if Fund shares are held in a taxable account.

         Activist Strategies Risk. The Fund may purchase securities of a company that is the subject of a proxy contest in the expectation that new management will cause the price of the company's securities to increase. If the proxy contest, or the new management, is not successful, the market price of the company's securities will typically fall.

         Allocation Risk. The Fund's ability to achieve its investment goal depends upon the Adviser's skill in determining the Fund's allocation to alternative investment strategies and in selecting the best mix of Subadvisers, Subsidiaries, and Investment Funds. The value of your investment may decrease if the Adviser's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, manager, Investment Fund, or other issuer is incorrect.

         Asset-Backed and Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are subject to risk of prepayment. These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations.

         Bank Loan Risk. The Fund's investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.

         Call Options Risk. When the Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

          Convertible Securities Risk. The risk that the market value of a convertible security will perform the same as a regular fixed-income security; that is, if market interest rates rise, the value of the convertible security falls. In the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company's creditors but before the company's common shareholders. Consequently, an issuer's convertible securities generally may be viewed as having more risk than its fixed-income securities but less risk than its common stock.

          Credit Default Swap Risk. Credit default swaps may involve greater risks than if the Fund had invested in an obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk. If the Fund is a buyer in a credit default swap agreement and no credit event occurs, then it will lose its investment. In addition, the value of the reference obligation received by the Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. As a seller of a credit default swaps, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying reference obligation in return for the receipt of the underlying reference obligation. The value of the underlying reference obligation received by the Fund coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.

         Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. Default, or the market's perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings. Credit risk also exists whenever the Fund enters into a foreign exchange or derivative contract, because the counterparty may not be able or may choose not to perform under the contract. When the Fund invests in foreign currency contracts, or other over-the- counter derivative instruments (including options), it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

         Currency and Forward Currency Contracts Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars. Currency markets generally are not as regulated as securities markets. Investments in forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, but may also limit any potential gain from an increase in the value of the currency.

         Derivatives Risk. The Fund may use derivatives (including futures, options and swap agreements) to enhance returns or hedge against market declines. The Fund, however, will not invest in commodity futures or any commodity-related instruments. The Fund's derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund's portfolio; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Certain derivatives may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

         Distressed Securities Risk. The Fund's investment in distressed securities, including "junk bonds," may involve a substantial degree of risk. These instruments, which involve loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans typically are unrated, lower-rated, in default or close to default. Many of these instruments are not publicly traded, and may become illiquid. The prices of such instruments may be extremely volatile. Securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies. Valuing such instruments may be difficult, and the Fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the Fund's original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the Fund may lose its entire investment. See "High-Yield Fixed-Income Securities Risk ("junk bonds")" below.

         Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

         Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company's bonds and/or other fixed-income securities may decline significantly.

        Exchange-Traded Funds Risk. When the Fund invests in ETFs, it will bear additional expenses based on its pro rata share of the other investment company's or ETF's operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

         Exchange-Traded Note Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

         Fixed-Income Securities Risk. When the Fund invests in fixed-income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-income securities or derivatives owned by the Fund. In general, the market price of fixed-income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

          Foreign and Emerging Markets Securities Risk. The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Subadvisers may invest in emerging market countries, which can involve higher degrees of risk compared to developed economies.

          Futures Contract Risk. Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. If the Adviser incorrectly forecasts the value of investments in using a futures contract, the Fund might have been in a better position if the Fund had not entered into the contract. Because the futures utilized by the Fund are standardized and exchange traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures). The Fund could be unable to recover assets held at the futures clearing broker, even assets directly traceable to the Fund from the futures clearing broker in the event of a bankruptcy of the broker. Although a futures commission merchant (including the futures clearing broker) is required to segregate customer funds pursuant to the Commodities Exchange Act, in the unlikely event of the broker's bankruptcy, there is no equivalent of the Securities Investors Protection Corporation insurance as is applicable in the case of securities broker dealers' bankruptcies.

         Government Sponsored Entities Risk. The Fund invests in securities issued or guaranteed by government-sponsored entities. However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

         Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

         High-Yield Fixed-Income Securities Risk ("junk bonds"). The fixed-income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed-income securities.

         Index Risk. If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

          Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes.

          Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

         Leveraging Risk. The use of leverage, such as that embedded in options, will magnify the Fund's gains or losses.

          Limited History of Operations Risk. The Fund has a limited history of operation. In addition, the Adviser has not previously managed a mutual fund.

          Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

         Management Risk. If the Fund's Adviser or Subadvisers make poor investment decisions, it will negatively affect the Fund's investment performance.

         Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

         Model and Technology Risk. Managers may use certain investment programs that are fundamentally dependent on proprietary or licensed technology through the investment program's use of, among other pieces of hardware, software, or systems, model-based strategies, data gathering systems, order execution and trade allocation systems, as well as risk management systems. While historically effective, these systems may not be successful on an ongoing basis or could contain errors, omissions, imperfections, or malfunctions. These errors will result in, among other things, execution and allocation failures and failures to properly gather and organize data—all of which may have a negative effect on the Fund. The profitability of many of these model-based strategies utilized by quantitative managers are expected to decrease as the assets of the Fund allocated to such quantitative managers and/or the assets of the other clients of the quantitative managers (or their affiliates or competitors) increase.

         Multi-Style Management Risk. Because portions of the Fund's assets are managed by different Subadvisers using different styles, the Fund could experience overlapping security transactions. Certain Subadvisers may be purchasing securities at the same time other Subadvisers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

          New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.

         Non-Diversification Risk. A non-diversified fund's greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund's portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

         Options Risk. Options and options on futures contracts are subject to the same risks as the investments in which the Fund invests directly, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in options and options on futures involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. If the Adviser incorrectly forecasts the value of investments in using an option or futures contract, the Fund might have been in a better position if the Fund had not entered into the contract. In addition, the value of an option may not correlate perfectly to the underlying financial asset, index or other investment or overall securities markets.

         Other Investment Companies Risk. When the Fund invests in other investment companies, it will bear additional expenses based on its pro rata share of the other investment company's operating expenses, including the potential duplication of management fees.

         Privately Placed Securities Risk. Securities that are purchased in private placements may be illiquid. Because relatively few purchasers of these securities may exist, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer's financial condition, the Fund may not be able to initiate a transaction or liquidate a position in such investments at a desirable price. Disposing of privately-placed securities may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. This may include the Fund bearing the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

         Put Option Risk. When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

         Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. For example, the U.S. Commodity Futures Trading Commission ("CFTC") recently adopted amendments to existing regulations that, upon effectiveness, may subject activities of the Fund involving investments in futures contracts and similar instruments to regulation by the CFTC, including a variety of registration, disclosure and operational obligations.

         Royalty Trusts Risk. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields.

         Short Sales Risk. The risk on a short sale is the risk of loss if the value of a security sold short increases prior to the delivery date, since the Fund must pay more for the security than it received from the purchaser in the short sale. Therefore, the risk of loss may be unlimited.

         Small and Medium Capitalization Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

         Subadviser Allocation Risk. The success of the Fund's investment strategy depends on, among other things, both the Adviser's skill in selecting Subadvisers and allocating assets to those Subadvisers and on a Subadviser's skill in executing the relevant strategy and selecting investments for the Fund.

         Swap Agreements Risk. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year, and will not have liquidity beyond the counterparty to the agreement. A swap contract may not be assigned without the consent of the counterparty, and may result in losses in the event of a default or bankruptcy of the counter-party.

         Tax Risk. There is the risk that the Fund's investment strategies, specifically its investments in derivative instruments, may subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.

         U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

         Written Options Risk. The Fund will incur a loss as a result of a written option (also referred to as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund's losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could underperform other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A non-diversified fund's greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund's portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is newly created and does not have a full calendar year performance record. Performance information will be included after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is newly created and does not have a full calendar year performance record. Performance information will be included after the Fund has been in operation for one calendar year.
Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expenses on Short Sales	rr_Component1OtherExpensesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.41%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.38%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 275
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 978

[1]	"Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
[2]	Acquired Fund Fees and Expenses ("AFFE") are based on estimated amounts for the current fiscal year.
[3]	Context Capital Advisers, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses (as determined in the sole discretion of the Adviser)) to 1.95% through April 30, 2015 ("Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment (1) is made within three years of the fee waiver or expense reimbursement, (2) is approved by the Board and (3) does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund to exceed the Expense Cap in place at the time the fees were waived.